Assets held for sale and discontinued operations - Detailed Information About Amounts Of Discontinued Operations Included In Profit (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement [LineItems]
Revenue	[1]	£ 13,234.1	£ 13,046.7	[2],[3]	£ 13,146.4	[2],[3]
Costs of services	[2]	(10,825.1)	(10,559.1)	[3]	(10,481.6)	[3]
Gross profit	[2]	2,409.0	2,487.6	[3]	2,664.8	[3]
General and administrative costs	[2]	(1,113.1)	(1,242.3)	[3]	(1,086.9)	[3]
Operating profit	[2]	1,295.9	1,245.3	[3]	1,577.9	[3]
Share of results of associates	[2]	14.7	30.5	[3]	98.0	[3]
Profit before interest and taxation	[2]	1,310.6	1,275.8	[3]	1,675.9	[3]
Finance income	[2]	99.0	98.9	[3]	89.0	[3]
Finance costs	[2]	(359.1)	(279.1)	[3]	(261.9)	[3]
Profit before taxation	[4]	1,214.3	1,019.3	[5]	1,894.0	[5]
Attributable tax expense	[2]	(275.0)	(256.0)	[3],[4]	(83.0)	[3],[4]
Profit after taxation	[2]	950.1	901.1	[3]	2,059.4	[3]
Goodwill impairment on classification as held for sale	[6]	(94.5)
Attributable to:
Equity holders of the parent	[2]	856.3	824.6	[3]	1,963.7	[3]
Non-controlling interests	[2]	93.8	76.5	[3]	95.7	[3]
Profit for the year from discontinued operations	[2]	10.8	137.8	[3]	248.4	[3]
Discontinued operations [member]
Statement [LineItems]
Revenue		2,387.5	2,555.7		2,657.8
Costs of services		(1,951.5)	(2,104.4)		(2,147.4)
Gross profit		436.0	451.3		510.4
General and administrative costs		(151.7)	(257.8)		(180.1)
Operating profit		284.3	193.5		330.3
Share of results of associates		6.5	13.0		15.5
Profit before interest and taxation		290.8	206.5		345.8
Finance income		3.6	5.4		6.2
Finance costs		(17.3)	(9.7)		(7.9)
Revaluation and retranslation of financial instruments		(9.4)	3.5		18.3
Profit before taxation		267.7	205.7		362.4
Attributable tax expense		(78.8)	(67.9)		(114.0)
Profit after taxation		188.9	137.8		248.4
Gain on sale of discontinued operations		73.8
Attributable tax expense on sale of discontinued operations		(157.4)
Net gain attributable to discounted operations		10.8	137.8		248.4
Attributable to:
Equity holders of the parent		(3.8)	126.4		237.1
Non-controlling interests		14.6	11.4		11.3
Profit for the year from discontinued operations		£ 10.8	£ 137.8		£ 248.4

[1]	Intersegment sales have not been separately disclosed as they are not material.
[2]	Figures have been restated, as described in the accounting policies.
[3]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.
[4]	Profit before taxation has been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies.
[5]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies. As a result Data Investment Management is now excluded from the segment analysis.
[6]	Goodwill impairment of £94.5 million arose from the assessment of fair value less costs to sell under IFRS 5.